STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
NOTE 12	-	STOCKHOLDERS' EQUITY

A.	Share capital

1.	Composition:

December 31, 2013 and 2012	Registered	Issued and fully paid
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431

2.	Since May 1998, the Company has been trading its shares on the Tel-Aviv Stock Exchange ("TASE"). On September 2005, the Company registered its Ordinary shares for trade in the United States.

3.
The Ordinary shares of the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if and when, declared.

4.
On July 17, 2006, the Board of Directors of the Company authorized the repurchase of ordinary shares up to US$ 10 million.  On January 24, 2008 the Company's board of directors authorized an increase of an additional $10 million.  On May 20, 2008, the Company's board of directors authorized another increase of additional $10 million up to an aggregate amount of $30 million.  In past periods, the group purchased an aggregate sum of 2,507,314 shares for an aggregate amount of US$ 27.1 million.

5.	As of December 31, 2013, 2012 and 2011, 2,507,314 ordinary shares representing 10.7% of the share capital of the Company is held by the Group as treasury shares.

6.	Shares of the Company held by the Group have no voting rights.

B.	Retained earnings

1.
In determining the amount of retained earnings available for distribution as a dividend, the Israeli Companies Law stipulates that the cost of the Company's shares acquired by the Company and its subsidiaries (that are presented as a separate item in the statement of changes in equity) must be deducted from the amount of retained earnings.

2.
On February 21, 2012, the board of directors of the Company revised its dividend policy so that their dividends will be declared and distributed on a quarterly basis in an amount not less than 50% of its net profits, calculated on the basis of the interim financial statements.

3.
Dividends are declared and paid in NIS. Dividends paid to stockholders outside Israel are converted into dollars on the basis of the exchange rate prevailing at the date of declaration.  See also B1, above.

4.	In February 2011, the Company declared a dividend in the amount of US 1.00 dollar per share, totaling approximately US$ 21.8 million (NIS 78.8 million). The dividend was paid in April 2011.

5.	In February 2012, the Company declared a dividend in the amount of US 1.23 dollar per share, totaling approximately US$ 25.8 million (NIS 96 million). The dividend was paid in April 2012.

6.	In May 2012, the Company declared a dividend in the amount of US 0.12 dollar per share, totaling approximately US$ 2.5 million (NIS 9.7 million) .the dividend was paid in June 2012.

7	In August 2012, the Company declared a dividend in the amount of US 0.24 dollar per share, totaling approximately US$ 5.2 million (NIS 20 million) .the dividend was paid in October 2012.

8.	In November 2012, the Company declared a dividend in the amount of US 0.12 dollar per share, totaling approximately US$ 2.6 million (NIS 9.7 million). The dividend was paid in January 2013.

9.	In February 2013, the Company declared a dividend in the amount of US 0.33 dollar per share, totaling approximately US$ 7 million (NIS 25.4 million). The dividend was paid in April 2013.

10.	In May 2013, the Company declared a dividend in the amount of US 0.14 dollar per share, totaling approximately US$ 3 million (NIS 10.5 million). The dividend was paid in July 2013.

11.	In August 2013, the Company declared a dividend in the amount of US 0.17 dollar per share, totaling approximately US$ 3.6 million (NIS 12.6 million). The dividend was paid in October 2013.

12.	In November 2013, the Company declared a dividend in the amount of US 0.17 dollar per share, totaling approximately US$ 3.6 million (NIS 12.6 million). The dividend was paid in January 2014.

13.	In February 2014, the Company declared a dividend in the amount of US 0.38 dollar per share, totaling approximately US$ 8 million (NIS 27.3 million). The dividend was paid in April 2014.